Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	Diluted net loss per share is the same as basic net loss per share for the three and six months ended June 30, 2023 and 2022 since all potential shares of common stock instruments are anti-dilutive as a result of the loss for such periods.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Numerator:
Net Loss	$(10,796)	$(21,285)	$(30,339)	$(44,671)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,800,821	34,976,409	35,563,754	34,894,001

Net loss per share attributable to common stockholders-basic and diluted	$(0.30)	$(0.61)	$(0.85)	$(1.28)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(81,580)	$(84,686)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,075,924	34,351,274

Net loss per share-basic and diluted	$(2.33)	$(2.47)

Computation of Diluted Net Loss per Share
The Company excluded the following potential shares of common stock from the computation of diluted net loss per share because including them would have had an anti-dilutive effect.

	Six Months Ended June 30,
	2023	2022
Unvested restricted stock units	3,101,400	2,305,500
Outstanding stock options	4,739,486	6,068,151

Total	7,840,886	8,373,651